33 Tax liabilities	12 Months Ended
Dec. 31, 2020
Tax Liabilities
Tax liabilities
Note	33 | Tax liabilities

	12.31.20	12.31.19
Non-current
Current
Provincial, municipal and federal contributions and taxes	459	244
VAT payable	920	1,772
Tax withholdings	171	200
SUSS withholdings	10	11
Municipal taxes	233	188
Total current	1,793	2,415